AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 165.7%
Long-Term Municipal Bonds – 165.7%
Alabama – 4.4%
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2046	$10,000	$10,974,252
State of Alabama Docks Department AGM Series 2017-A 5.00%, 10/01/2034	2,000	2,180,294
AGM Series 2017-C 5.00%, 10/01/2036	2,000	2,202,467
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	1,400	1,427,245

		16,784,258

Arizona – 2.4%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,100	1,046,780
4.00%, 11/01/2050	2,855	2,674,277
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	1,000	926,455
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2022	1,485	1,498,907
5.25%, 12/01/2023	2,665	2,757,895

		8,904,314

Arkansas – 0.5%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,050,229

California – 17.4%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2050	10,000	5,212,530
Anaheim Public Financing Authority Series 2014-A 5.00%, 05/01/2039 (Pre-refunded/ETM)	3,500	3,700,472
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	1,127	1,144,795
Series 2021-1, Class A 3.50%, 11/20/2035	981	948,727
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	3,075	3,088,062

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2054	$9,895	$7,480,067
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(a)	800	815,791
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2013-B 5.00%, 07/01/2034	1,770	1,817,949
Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2030	6,165	6,241,955
5.00%, 07/01/2030 (Pre-refunded/ETM)	90	91,330
Series 2013-B 5.00%, 07/01/2030	10,000	10,284,731
Los Angeles Department of Water & Power Water System Revenue Series 2013-B 5.00%, 07/01/2032	3,840	3,946,503
San Bernardino County Transportation Authority Series 2015-2 5.00%, 03/01/2032(b)	3,915	4,106,314
5.00%, 03/01/2033(b)	4,470	4,687,003
5.00%, 03/01/2034(b)	2,955	3,097,509
State of California Series 2013 5.00%, 11/01/2030	5,800	6,027,369
University of California Series 2013-A 5.00%, 05/15/2030	2,875	2,945,927

		65,637,034

Colorado – 3.1%
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2013-B 5.25%, 11/15/2031	6,680	6,926,664
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	4,335	4,608,581

		11,535,245

Connecticut – 8.0%
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2042	2,410	2,561,718

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2049	$1,500	$1,256,174
State of Connecticut Series 2013-C 5.00%, 07/15/2027	7,165	7,386,351
Series 2013-E 5.00%, 08/15/2029	4,800	4,952,187
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2029	13,855	14,034,458

		30,190,888

District of Columbia – 1.6%
District of Columbia Series 2013-A 5.00%, 06/01/2029	5,000	5,139,643
Metropolitan Washington Airports Authority Aviation Revenue Series 2016-A 5.00%, 10/01/2035	1,000	1,069,901

		6,209,544

Florida – 8.9%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,560	4,716,912
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,049,530
Florida Development Finance Corp. (Mater Academy Inc.) Series 2022-A 4.00%, 06/15/2052	3,250	2,955,483
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2042	1,000	1,025,845
Halifax Hospital Medical Center Series 2015 5.00%, 06/01/2035 (Pre-refunded/ETM)	2,655	2,886,533
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	9,250	9,501,357
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) Series 2019 3.00%, 08/15/2044	8,000	6,598,047

	Principal Amount (000)	U.S. $ Value

Putnam County Development Authority/FL (Seminole Electric Cooperative, Inc.) Series 2018-A 5.00%, 03/15/2042	$4,500	$4,951,608

		33,685,315

Georgia – 2.8%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	3,966,481
City of Atlanta GA Department of Aviation Series 2014-B 5.00%, 01/01/2032	1,275	1,321,975
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	1,000	991,634
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	106,018
5.00%, 01/01/2048	160	167,265
5.00%, 01/01/2056	635	669,560
5.00%, 01/01/2059	165	171,073
Series 2021 4.00%, 01/01/2046	330	317,312
4.00%, 01/01/2051	2,375	2,288,865
5.00%, 01/01/2056	650	679,100

		10,679,283

Hawaii – 0.7%
State of Hawaii Airports System Revenue Series 2015-A 5.00%, 07/01/2045	2,500	2,597,895

Illinois – 19.5%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2034	1,945	2,056,199
Series 2019-A 5.00%, 12/01/2029	1,260	1,370,868
Series 2022-B 4.00%, 12/01/2041	2,000	1,924,507
Chicago O’Hare International Airport Series 2016-B 5.00%, 01/01/2041	8,000	8,484,821
Series 2016-C 5.00%, 01/01/2038	2,350	2,500,444
Series 2018-A 5.00%, 01/01/2048	6,300	6,639,907
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2051	4,750	4,222,996
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	4,500	4,703,040

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2055	$3,565	$3,222,079
Illinois State Toll Highway Authority Series 2015-B 5.00%, 01/01/2040	3,000	3,186,101
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	8,755	9,089,114
State of Illinois Series 2014 5.00%, 04/01/2030	1,655	1,705,767
5.00%, 05/01/2030	1,300	1,341,656
5.00%, 05/01/2033	1,150	1,176,619
5.00%, 05/01/2035	5,565	5,694,474
5.00%, 02/01/2039	2,400	2,441,184
Series 2017-D 5.00%, 11/01/2028	5,000	5,470,799
Series 2018-A 5.00%, 10/01/2027	1,000	1,101,310
Series 2019-B 4.00%, 11/01/2036	3,595	3,546,840
4.00%, 11/01/2037	3,865	3,785,316

		73,664,041

Indiana – 0.8%
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	3,000	2,991,222

Iowa – 1.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	5,000	5,238,134
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	1,000	952,465

		6,190,599

Kansas – 1.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2048	5,000	5,259,178

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	145	154,151

Louisiana – 0.3%
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	235	232,515
2.20%, 06/01/2037	950	904,175

		1,136,690

	Principal Amount (000)	U.S. $ Value

Maryland – 1.8%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2045	$6,725	$6,842,819

Massachusetts – 0.2%
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2050	1,000	855,715

Michigan – 4.9%
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) AGM Series 2018-A 5.00%, 07/01/2043	3,020	3,175,228
5.00%, 07/01/2048	10,000	10,489,012
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D1 5.00%, 07/01/2035	1,250	1,306,340
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2034	2,250	2,311,637
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(c)	2,140	1,305,400

		18,587,617

Minnesota – 2.5%
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	3,000	3,020,496
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2058	6,000	6,235,387

		9,255,883

Nebraska – 3.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2042	10,000	11,164,072

New Hampshire – 1.0%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	776	780,683
Series 2022-2 4.375%, 09/20/2036	2,997	2,970,623

		3,751,306

	Principal Amount (000)	U.S. $ Value

New Jersey – 10.3%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2056	$1,000	$893,058
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2031 (Pre-refunded/ETM)	2,500	2,654,475
Series 2016-B 5.50%, 06/15/2030 (Pre-refunded/ETM)	5,000	5,770,434
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,022,174
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2036	2,500	2,657,913
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	6,450	6,697,981
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	5,159,658
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	3,370	3,689,147
Series 2019-B 4.00%, 06/15/2037	800	811,303
Tobacco Settlement Financing Corp./NJ
Series 2018-A 5.00%, 06/01/2046	8,990	9,386,368

		38,742,511

New York – 13.9%
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2045	3,000	2,427,356
Metropolitan Transportation Authority Series 2012-D 5.00%, 11/15/2029	4,000	4,036,725
Series 2012-F 5.00%, 11/15/2027	1,575	1,591,292
Series 2014-B 5.25%, 11/15/2034	4,000	4,145,958

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2035(b)	$14,260	$15,734,358
New York City Municipal Water Finance Authority Series 2013-D 5.00%, 06/15/2034	3,600	3,699,323
New York City NY Transitional Series 2007B 5.00%, 08/01/2034(b)	6,000	6,456,391
5.00%, 08/01/2037(b)	4,000	4,286,260
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 4.125%, 03/15/2056	4,000	4,008,691
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2032	4,400	4,519,830
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	415,263
5.25%, 09/15/2042	205	171,211
5.25%, 09/15/2047	355	285,526
5.25%, 09/15/2053	760	595,424

		52,373,608

North Carolina – 2.6%
North Carolina Medical Care Commission (Vidant Health Obligated Group) Series 2015 5.00%, 06/01/2045	4,445	4,585,203
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	5,276,982

		9,862,185

Ohio – 3.7%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 3.00%, 06/01/2048	6,700	5,385,132
4.00%, 06/01/2048	2,000	1,928,044
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	1,800	1,894,037
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	1,500	1,547,170
5.00%, 02/15/2052	2,240	2,288,394

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 4.00%, 07/01/2040	$730	$728,939

		13,771,716

Oklahoma – 2.9%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	2,015	1,680,828
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043	2,000	2,156,942
5.00%, 07/01/2047	5,000	5,365,934
Tulsa Airports Improvement Trust BAM Series 2015-A 5.00%, 06/01/2045 (Pre-refunded/ETM)	1,700	1,791,817

		10,995,521

Pennsylvania – 12.9%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2047	5,000	5,252,506
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	913,396
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	2,250	1,804,101
Butler County Hospital Authority (Butler Health System Obligated Group) Series 2015 5.00%, 07/01/2035	1,885	1,951,808
5.00%, 07/01/2039	1,625	1,662,215
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2043	6,000	6,445,364
5.00%, 09/01/2048	7,250	7,744,062
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,270	1,327,403
5.00%, 12/31/2038	1,940	2,013,669
5.00%, 06/30/2042	6,060	6,254,938
Pennsylvania Turnpike Commission Series 2014-A 5.00%, 12/01/2031	2,500	2,649,371
5.00%, 12/01/2032	2,855	3,018,462
5.00%, 12/01/2033	1,000	1,054,980
School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2035	5,000	5,339,022

	Principal Amount (000)	U.S. $ Value

Scranton School District/PA BAM Series 2017-E 4.00%, 12/01/2037	$1,025	$1,053,851

		48,485,148

Puerto Rico – 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019-A 4.329%, 07/01/2040	615	608,857
5.00%, 07/01/2058	2,625	2,647,762

		3,256,619

South Carolina – 5.1%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	5,900	6,253,933
South Carolina Ports Authority Series 2015 5.00%, 07/01/2045 (Pre-refunded/ETM)	5,000	5,417,977
South Carolina Public Service Authority Series 2016-B 5.00%, 12/01/2041	5,000	5,252,707
Series 2022 3.00%, 12/01/2046	1,132	902,811
3.00%, 12/01/2049	1,566	1,224,205

		19,051,633

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2061	1,000	833,884

Tennessee – 2.4%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	145	146,244
4.00%, 08/01/2038	275	276,639
5.00%, 08/01/2049	705	745,498
Chattanooga-Hamilton County Hospital Authority Series 2014-A 5.00%, 10/01/2044	7,500	7,860,179

		9,028,560

Texas – 6.6%
Arlington Higher Education Finance Corp. Series 2014-A 5.00%, 08/15/2039 (Pre-refunded/ETM)	4,805	5,110,951
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 4.00%, 10/01/2050	2,910	2,547,074

	Principal Amount (000)	U.S. $ Value

City of Austin TX Water & Wastewater System Revenue Series 2013-A 5.00%, 11/15/2029	$5,000	$5,107,901
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2043	2,000	681,841
Zero Coupon, 12/01/2044	2,420	776,973
Zero Coupon, 12/01/2045	3,360	1,017,907
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC) AGM Series 2018-A1 5.00%, 07/01/2038	500	534,931
5.00%, 07/01/2048	1,100	1,162,354
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2040	5,000	5,048,050
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,000	3,097,218

		25,085,200

Utah – 2.0%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	4,500	4,778,413
Series 2018-A 5.00%, 07/01/2048	2,500	2,681,264

		7,459,677

Virginia – 3.9%
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	5,000	4,720,420
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 3.00%, 01/01/2041	11,945	9,991,141

		14,711,561

Washington – 0.2%
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	983	933,315

West Virginia – 1.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018-A 5.00%, 06/01/2052	3,875	4,062,605

	Principal Amount (000)	U.S. $ Value

Wisconsin – 10.2%
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2036	$3,100	$1,814,072
Zero Coupon, 12/15/2038	3,155	1,667,989
Zero Coupon, 12/15/2040	3,300	1,565,445
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 4.00%, 07/01/2056	2,250	2,012,806
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	10,000	10,431,607
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2058	10,000	10,533,475
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	5,000	5,419,134
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	2,000	2,075,580
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2052(a)	3,350	2,824,164

		38,344,272

Total Municipal Obligations (cost $635,254,133)		625,125,313

	Shares

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(d) (e) (f) (cost $5,352,577)	5,352,577	5,352,577

Total Investments – 167.1% (cost $640,606,710)(g)		630,477,890
Other assets less liabilities – (67.1)%		(253,142,855)

Net Assets – 100.0%		$377,335,035

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $8,646,106 or 2.3% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023	11/30/2005	$2,137,051	$1,305,400	0.35%

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,290,993 and gross unrealized depreciation of investments was $(20,419,813), resulting in net unrealized depreciation of $(10,128,820).

As of July 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.9% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

OSF – Order of St. Francis

SD – School District

AllianceBernstein National Municipal Income Fund, Inc.

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$625,125,313	$—	$625,125,313
Short-Term Investments	5,352,577	—	—	5,352,577
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(232,053,151)	—	(232,053,151)
Floating Rate Notes(a)	(26,095,000)	—	—	(26,095,000)

Total Investments in Securities	(20,742,423)	393,072,162	—	372,329,739
Other Financial Instruments(b)	—	—	—	—

Total	$(20,742,423)	$393,072,162	$—	$372,329,739

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,070	$60,743	$56,460	$5,353	$4